OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
OTHER INTANGIBLE ASSETS [Abstract]
OTHER INTANGIBLE ASSETS
NOTE 7:	OTHER INTANGIBLE ASSETS

Other Intangible assets include development costs of software to be sold, eased or marketed. Development costs capitalized in during the year ended December 31, 2015 amounted to $2,099. Amortization expenses for the years ended December 31, 2015 amounted to $111.